Inventories - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of current inventories [abstract]
Inventory write-down	$ 185	$ 301	$ 199